INCENTIVE PAYABLES TO MEMBERS	12 Months Ended
Dec. 31, 2024
Incentive Payables To Members
INCENTIVE PAYABLES TO MEMBERS

14. INCENTIVE PAYABLES TO MEMBERS

	As of December 31,
	2023	2024
	RMB	RMB

Incentive payables to members	124,889	66,039

Incentive payable to members represents unpaid balances of discounts granted to members for their self-purchase and referral incentives earned by the members for their referral efforts and is transferred to the members’ individual Yunji App accounts. These unpaid balances are maintained collectively in the members’ Yunji App accounts and can be withdraw as cash upon the members’ requests.